FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Recurring Fair Value Measurements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debentures	$ 193,962	$ 197,765
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debentures		27,157
Tower's loans (including current maturities)	106,645	93,845
Derivatives	(884)	458
Warrants and previously bifurcated conversion option	295	2,268
Total liabilities	106,056	123,728
Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tower's loans (including current maturities)
Derivatives
Warrants and previously bifurcated conversion option
Total liabilities		27,157
Level 1 [Member] | Recurring [Member] | 2007 Debentures series E [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debentures		27,157
Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tower's loans (including current maturities)
Derivatives	(884)	458
Warrants and previously bifurcated conversion option
Total liabilities	(884)	458
Level 2 [Member] | Recurring [Member] | 2007 Debentures series E [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debentures
Level 3 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tower's loans (including current maturities)	106,645	93,845	119,882
Derivatives
Warrants and previously bifurcated conversion option	295	2,268	20,892
Total liabilities	106,940	96,113
Level 3 [Member] | Recurring [Member] | 2007 Debentures series E [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debentures